Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 23, 2011
Document And Entity Information
Entity Registrant Name	ENVIRO VORAXIAL TECHNOLOGY INC
Entity Central Index Key	0001043894
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 32,365
Entity Common Stock, Shares Outstanding		32,365,497
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 153,315	$ 442,812
Accounts receivable	607,500	277,636
Inventory	468,228	206,563
Total current assets	1,229,043	927,011
FIXED ASSETS, NET	147,020	158,329
OTHER ASSETS	13,695	13,695
Total assets	1,389,758	1,099,035
CURRENT LIABILITIES:
Accounts payable and accrued expenses	787,290	423,083
Customer deposits	270,610	564,000
Current portion of note payable	41,476	30,836
Total current liabilities	1,099,376	1,017,919
LONG TERM NOTE PAYABLE	10,930	41,028
Total liabilities	1,110,306	1,058,947
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock, $.001 par value, 42,750,000 shares authorized; 31,590,497 shared issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	31,591	31,591
Additional paid-in capital	13,479,038	13,479,038
Deferred compensation	(568,909)	(764,805)
Accumulated deficit	(12,662,268)	(12,705,736)
Total shareholders' equity	279,452	40,088
Total liabilities and shareholders' equity	$ 1,389,758	$ 1,099,035

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	42,750,000	42,750,000
Common stock, issued shares	31,590,497	31,590,497
Common stock, outstanding shares	31,590,497	31,590,497

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Revenues	$ 699,415	$ 77,401	$ 1,423,270	$ 116,401
Cost of goods sold	239,123	17,048	484,970	17,048
Gross profit	460,292	60,353	938,300	99,353
Costs and expenses:
General and administrative	249,531	215,688	498,131	325,124
Stock based compensation	97,948	229,966	195,896	243,299
Research and development	81,924	244,756	197,433	355,744
Total costs and expenses	429,403	690,410	891,490	924,167
Income (Loss) from operations	30,889	(630,057)	46,840	(824,814)
Other expenses:
Interest expense	(1,912)	(2,052)	(3,372)	(4,287)
Total other expense	(1,912)	(2,052)	(3,372)	(4,287)
Net Income (LOSS)	$ 28,977	$ (632,109)	$ 43,468	$ (829,101)
Weighted average number of common shares outstanding-basic and diluted	27,201,762	26,533,104	27,201,762	26,023,325
Loss per common share - basic and diluted	$ (0.01)	$ (0.02)	$ 0.01	$ (0.03)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net Income (loss)	$ 43,468	$ (829,101)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation	11,309	11,324
Stock based compensation	195,896	256,632
Changes in assets and liabilities:
Accounts receivable	(329,864)	(19,500)
Inventory	(261,665)	(12,648)
Accounts payable and accrued expenses	70,817	278,527
Net cash used in operating activities	(270,039)	(314,766)
Cash Flows From Financing Activities:
Repayments toward notes payable	(19,458)	(17,878)
Proceeds from sales of common stock		419,000
Net cash (used in) provided by financing activities	(19,458)	401,122
Net increase (decrease) in cash and cash equivalents	(289,497)	86,356
Cash and cash equivalents, beginning of period	442,812	59,110
Cash and cash equivalents, end of period	153,315	145,466
Supplemental Disclosures
Cash paid during the year for interest	3,371	4,293
Non-cash investing and financing activities:
Common stock issued for conversion of accrued salary		$ 1,739,000

ORGANIZATION AND OPERATIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE A - ORGANIZATION AND OPERATIONS

Organization

Enviro Voraxial Technology, Inc. (the “Company”) was incorporated in Idaho on October 19, 1964, under the name Idaho Silver, Inc. In May of 1996, the company entered into an agreement and plan of reorganization with Florida Precision Aerospace, Inc., a privately held Florida corporation (“FPA”), and its shareholders. FPA was incorporated on February 26, 1993.

The Company is a provider of environmental and industrial separation technology. The Company has developed and now manufactures and sells its patented technology, the Voraxial(R) Separator, a technology that efficiently separates liquid/liquid, liquid/solid or liquid/liquid/solid fluid streams with distinct specific gravities. Current and potential commercial applications and markets include oil exploration and production, oil refineries, mining, manufacturing, waste-to-energy and food processing industry.

FPA is the wholly-owned subsidiary of the Company and is used to manufacture, assemble and test the Voraxial Separator.

GOING CONCERN	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE B - GOING CONCERN

The Company has experienced net losses, has negative cash flows from operating activities, and has to raise capital to sustain operations. There is no assurance that the Company's sales and marketing efforts will be successful enough to achieve a level of revenue sufficient to provide cash inflows to sustain operations. These conditions create uncertainties as to the Company’s ability to continue as a going concern; however the Company has begun commercializing the Voraxial and is experiencing an increase in revenues that is forecast to continue throughout 2011.  The Company will continue to require the infusion of capital until operations become profitable.  During the remainder of 2011, the Company anticipates seeking additional capital for growth and increasing sales of the Voraxial Separator. As a result of the above, the accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE C - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Statements

The interim financial statements presented herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. The interim financial statements should be read in conjunction with the Company's annual financial statements, notes and accounting policies included in the Company's annual report on Form 10-K for the year ended December 31, 2010 as filed with the SEC. In the opinion of management, all adjustments which are necessary to provide a fair presentation of financial position as of June 30, 2011 and the related operating results and cash flows for the interim period presented have been made. The results of operations, for the period presented are not necessarily indicative of the results to be expected for the year.

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured.

Revenues that are generated from sales of equipment are typically recognized upon shipment, which is when the title passes to the customer. The Company recognizes revenue from the short term rental of equipment,ratably over the life of the agreement, which is usually three to nine months. As of the quarter ended June 30, 2011 the Company did not recognize any revenue related to short term rental of equipment.

Fair Value of Instruments

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, accounts receivable,  accounts payable and accrued expenses approximate their fair value because of their relatively short-term nature.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash balances with various financial institutions. Balances at these institutions may at times exceed the Federal Deposit Insurance Corporate limits.

Inventory

Inventory, which primarily consists of finish goods and components used in the Company’s products, is stated at the lower of cost or market using the first-in first-out (FIFO) method.

Inventory may include units being rented on a short term basis or components held by third parties in connection with pilot programs as part of the continuing evaluation by such third parties as to the effectiveness and usefulness of the service to be incorporated into their respective operations. The third parties do not have a contractual obligation to purchase the equipment. The Company maintains the title and risk of loss. Therefore, these units are included in the inventory of the Company. As of June 30, 2011, there were no such components held by third parties.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. The cost of maintenance and repairs is expensed to operations as incurred. Depreciation is computed by the straight-line method over the estimated economic useful life of the assets (5-10 years). Gains and losses recognized from the sales or disposal of assets is the difference between the sales price and the recorded cost less accumulated depreciation less costs of disposal.

Net Loss Per Share

Basic and diluted loss per share has been computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding. The warrants and stock options have been excluded from the calculation since they would be anti-dilutive.

Such equity instruments may have a dilutive effect in the future and include the following potential common shares:

Warrants	2,024,982
Stock options	9,250,000
11,274,982

Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company and its subsidiary file separate federal tax returns. Certain tax years are subject to examination by the Internal Revenue Service and certain state taxing authorities. The Company does not believe there would be any material adjustment upon such examination.

Research and Development Expenses

Research and development costs, which includes travel expenses, consulting fees, subcontractors and salaries are expensed as incurred.

Advertising Costs

Advertising costs are expensed as incurred and are included in general and administrative expenses.

Stock-Based Compensation

The Company recognizes compensation expense for all share-based payment awards made to employees and others based on the fair values of the shares on the date of the grant. Common stock equivalents are valued using the Black-Scholes Option-Pricing Model using the market price of our common stock on the date of valuation, an expected dividend yield of zero, the  remaining period or maturity date of the common stock equivalent and the expected volatility of our common stock. Stock-based compensation is amortized over the service period.

RECENT ACCOUNTING PRONOUNCEMENT	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE D - RECENT ACCOUNTING PRONOUNCEMENTS	Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE E- RELATED PARTY TRANSACTIONS

For the six months ended June 30, 2011, the Company incurred consulting expenses to  its chief executive officer of the Company of  $76,250, of which  $32,000 has been paid during the six months ended June 30, 2011. As of June 30, 2011,  $95,000 is owed to the chief executive officer and has been included in accounts payable and accrued expenses.

For the six months ended June 30, 2011, the Company incurred salary expenses to its chief operating officer of   $76,250, of which none has been paid during the six months ended June 30, 2011. As of June 30, 2011,  $127,000 is owed to the chief operating officer and has been included in accounts payable and accrued expenses.

CAPITAL TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE F - CAPITAL TRANSACTIONS

Common stock

During the six month period ended June 30, 2010, the Company sold an aggregate of 200,000 shares of common stock and warrants to purchase an aggregate of 100,000 shares of common stock for  $50,000,  $0.25, per share, to three investors.  The warrants are exercisable at  $0.60, per share, for a period of one year from the date of issuance.

During the six months ended June 30, 2010, the Company issued an aggregate of 190,000 shares of common stock to two consultants in consideration for marketing services.   The shares were valued using the fair value of the shares on the date of issuance, of  $.51 per share, for a total of  $96,900.

Effective April 30, 2010, the Company issued an aggregate of 2,700,000 shares of common stock to employees and a consultant for an aggregate of  $1,026,000,  $.38, per share, including 1,600,000 shares to officers. These shares are subject to forfeiture if the employees and consultant are no longer with the Company, as follows:

January 31, 2012	2,700,000
January 31, 2013	1,800,000
January 31, 2015	900,000

As of April 1, 2011, the Company discovered an error in the amortization of the stock based compensation and, as a result has restated deferred compensation to  $666,857, an increase of  $26,346, as of March 31, 2011 (and to  $764,805, a decrease of  $90,195 as of December 31, 2010).

For the three and six months ended June 30, 2010, the effect on net loss was as follows:

	Three Months	Six Months
As originally reported	( $566,810)	( $763,802)
Adjustment	(65,299)	(65,299)
As restated	( $632,109)	( $829,101)

For the year ended December 31, 2010, the effect on net loss was as follows:

As originally reported	( $1,687,814)
Adjustment	(90,195)
As restated	( $1,778,009)

Warrants

In October 2010, the Company extended the exercisable life of certain warrants issued to investors to purchase an aggregate of 1,033,333 shares of common stock issued in 2002 for a period of one year. The extended warrants expire in October 2011.  The purchase price of these warrants ranged from  $1.00 -  $1.25, per share. The Company calculated the fair value of the extended warrants by using the Black-Scholes option-pricing model with the following weighted average assumptions: no dividend yield for all the years; expected volatility of 55%; risk-free interest rate of 5% and an expected life of one year.

INCOME TAXES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE G - INCOME TAXES	As of June 30, 2011, management has evaluated and concluded that there are no significant uncertain tax positions required recognition in the Company's consolidated financial statements.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE H - SUBSEQUENT EVENTS

On July 28, 2011, the Company sold 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock, exercisable at  $.60 per share, for total proceeds of  $100,000.

On July 28, 2011, the Company entered into a consulting agreement with a company and an individual in exchange for 300,000 shares of common stock.

On July 28, 2011, the Company entered into an Agreement with a company to provide financial advisory services in exchange for 75,000 shares of restricted common stock.